Income tax expense	12 Months Ended
Dec. 31, 2019
Income tax expense [abstract]
Income tax expense
34	Income tax expense

	For the year ended 31 December
	2019	2018	2017

Current income tax expense	2,481,585	1,418,993	1,942,238
Deferred income tax (Note 32)	(470,330)	(775,820)	(724,712)

Total	2,011,255	643,173	1,217,526

No Hong Kong profits tax has been provided as there were no estimated assessable profits in Hong Kong for the year (2018 and 2017: Nil).

The Company and its PRC branches and subsidiaries are subject to income tax at 25%, except for certain PRC branches and subsidiaries that are tax exempted or taxed at preferential tax rates, as determined in accordance with the relevant PRC income tax rules and regulations for the years ended 31 December 2019 and 2018.

The income tax rate applicable to Singapore subsidiaries is 17% (2018: 17%). The Company's overseas subsidiary in Pakistan engaged in the power generation business is entitled to an income tax exemption according to Pakistani 2015 Fiscal Act. Another subsidiary located in Pakistan engaged in the provision of maintenance services. Before 1 July 2019, the subsidiary’s tax liability would be calculated as the amount higher of  (i) normal tax at the rate of 29% of taxable income; (ii) Alternative Corporate Tax (ACT) at the rate of 17% of accounting profit; and (iii) minimum tax deductible at 8% of the revenue. If the income tax calculated is above normal tax at the rate of 29%, it would be carried forward to subsequent years for settlement against the liabilities of following years. The carry forward time period is 5 years in case of minimum tax and 10 years in case of ACT. However, from 1 July 2019, if the minimum tax liability is above the normal tax calculated, it cannot be carried forward to subsequent years.

The reconciliation of the effective income tax rate from the notional income tax rate is as follows:

	For the year ended 31 December
	2019	2018	2017

PRC statutory enterprise income tax rate	25.00%	25.00%	25.00%
Effect of different tax rates of certain subsidiaries	(7.33%)	(3.56%)	1.39%
Utilisation of previously unrecognised tax losses and deductible temporary differences	(6.00%)	(2.66%)	-
Unrecognized tax losses for the year	27.76%	29.49%	18.45%
Unrecognized deductible temporary differences	34.68%	5.92%	6.04%
Effect of non-taxable income	(10.44%)	(28.53%)	(12.37%)
Effect of non-deductible expenses	3.18%	11.22%	7.05%
Others	(2.38%)	(4.27%)	(2.10%)

Effective tax rate	64.47%	32.61%	43.46%